STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of revenues:
Salaries and benefits	$ 508	$ 242	$ 873
Share-based compensation			68
Materials and sub-contractors	66	63	216
Depreciation			161
Rentals and maintenance			130
Other		29	4
Total cost of revenues	574	334	1,452
Research and development, net:
Salaries and benefits	9,198	9,811	9,599
Share-based compensation	2,227	782	960
Materials and sub-contractors	3,817	2,686	1,368
Plant growth and greenhouse maintenance	628	337	342
Rentals and office maintenance	684	428	1,114
Depreciation and amortization	2,709	2,742	1,859
Other	45	579	709
Participation in respect of government grants	(2,021)	(1,574)	(1,265)
Research and development expenses	17,287	15,791	14,686
Business development:
Salaries and benefits	1,002	907	1,301
Share-based compensation	1,115	442	381
Travel	58	168	163
Legal	35	133	67
Other	462	379	172
Business development	2,672	2,029	2,084
General and administrative:
Salaries and benefits	2,362	1,922	1,755
Share-based compensation	755	354	322
Professional fees	2,023	1,151	1,075
Other	181	338	362
General and administrative expenses	5,321	3,765	3,514
Financing income:
Exchange differences	1,361	1,432
Interest income	230	759	1,413
Change in the fair value of marketable securities		439
Financing income	1,591	2,630	1,413
Financing expenses:
Bank expenses and commissions	32	52	141
Exchange differences	350	160	660
Change in the fair value of marketable securities	34		1,285
Pre-funded warrants issuance expenses	211
Revaluation of pre-funded warrants	1,944
Lease liability interest	237	302
Revaluation of liabilities in respect of government grants	143	41	120
Financial expense	$ 2,951	$ 555	$ 2,206